NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)	12 Months Ended
Dec. 31, 2023 CAD ($)
Statement [Line Items]
Cash and cash equivalents	$ 12,211,000
Working capital	2,162,000
Accumulated deficit	(165,581,000)
Net loss	7,036,000
Cash used in operating activities	$ 5,073,000
Subsidiary ownership percentage	100.00%
Pickle Crow
Statement [Line Items]
Subsidiary ownership percentage	30.00%
BIG RIDGE GOLD CORP [Member]
Statement [Line Items]
Subsidiary ownership percentage	14.10%
Treasury Metals Inc [Member]
Statement [Line Items]
Subsidiary ownership percentage	11.20%
Fire Fly Metals [Member]
Statement [Line Items]
Subsidiary ownership percentage	49.00%